Derivatives	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Derivatives

8	Derivatives

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value amount
	Assets and liabilities		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	7,610,890	32,493	71,412	861	72,273	68,509	624	69,133
Interest rate	15,063,325	129,369	175,722	1,723	177,445	167,385	1,360	168,745
Equities	742,764	—	13,835	—	13,835	15,414	—	15,414
Credit	218,085	—	2,259	—	2,259	3,083	—	3,083
Commodity and other	96,958	—	1,755	—	1,755	1,832	—	1,832
Gross total fair values	23,732,022	161,862	264,983	2,584	267,567	256,223	1,984	258,207
Offset					(58,051)			(58,051)
At 30 Jun 2021	23,732,022	161,862	264,983	2,584	209,516	256,223	1,984	200,156

Foreign exchange	7,606,446	35,021	106,696	309	107,005	108,903	1,182	110,085
Interest rate	15,240,867	157,436	249,204	1,914	251,118	236,594	2,887	239,481
Equities	652,288	—	14,043	—	14,043	15,766	—	15,766
Credit	269,401	—	2,590	—	2,590	3,682	—	3,682
Commodity and other	120,259	—	2,073	—	2,073	3,090	—	3,090
Gross total fair values	23,889,261	192,457	374,606	2,223	376,829	368,035	4,069	372,104
Offset					(69,103)			(69,103)
At 31 Dec 2020	23,889,261	192,457	374,606	2,223	307,726	368,035	4,069	303,001
The notional contract amounts of derivatives held for trading purposes and derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date, not amounts at risk. Derivative assets and liabilities decreased during 1H21, reflecting changes in yield curves and the market environment.
Derivatives valued using models with unobservable inputs
The following table shows the difference between the fair value at initial recognition, which is the transaction price, and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases.

Unamortised balance of derivatives valued using models with significant unobservable inputs
	Half-year to
	30 Jun	30 Jun	31 Dec
	2021	2020	2020
	$m	$m	$m
Unamortised balance at beginning of period	104	73	89
Deferral on new transactions	187	106	126
Recognised in the income statement during the period	(172)	(87)	(118)
– amortisation	(89)	(51)	(65)
– subsequent to unobservable inputs becoming observable	(3)	(1)	(3)
– maturity, termination or offsetting derivative	(80)	(35)	(50)
Exchange differences	1	(3)	7
Unamortised balance at end of period[1]	120	89	104
1This amount is yet to be recognised in the consolidated income statement.
Hedge accounting derivatives
The notional contract amounts of derivatives held for hedge accounting purposes indicate the nominal value of transactions outstanding at the balance sheet date, not amounts at risk.

Notional contract amounts of derivatives held for hedging purposes by product type
	At 30 Jun 2021		At 31 Dec 2020
	Cash flow hedges	Fair value hedges	Cash flow hedges	Fair value hedges
	$m	$m	$m	$m
Foreign exchange	21,672	4	24,506	15
Interest rate	31,490	97,879	35,863	121,573
Total	53,162	97,883	60,369	121,588
The Group applies hedge accounting in respect of certain consolidated net investments. Hedging is undertaken using forward foreign exchange contracts or by financing with foreign currency borrowings. At 30 June 2021, the notional contract values of outstanding financial instruments designated as hedges of net investments in foreign operations were $10,817m (31 December 2020: $10,500m).
Interest rate benchmark reform: Amendments to IFRS 9 and IAS 39 ‘Financial Instruments’
The Group has cash flow and fair value hedge accounting relationships that are exposed to different Ibors, predominantly US dollar Libor, sterling Libor and Euribor, as well as overnight rates subject to the market-wide benchmarks reform such as the European Overnight Index Average rate (‘Eonia’). Existing financial instruments (such as derivatives, loans and bonds) designated in relationships referencing these benchmarks are expected to transition to RFRs in different ways and at different times. External progress on the transition to RFRs is being monitored, with the objective of ensuring a smooth transition for the Group’s hedge accounting relationships. The specific issues arising will vary with the details of each hedging relationship, but may arise due to the transition of existing products included in the designation, a change in expected volumes of products to be issued, a change in contractual terms of new products issued, or a combination of these factors. Some hedges may need to be de-designated and new relationships entered into, while others may survive the market-wide benchmarks reform.
The hedged items that are affected by the Phase 2 amendments to the IASB’s Ibor reform are presented in the balance sheet as ‘Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income’, ‘Loans and advances to customers’, ‘Debt securities in issue’ and ‘Deposits by banks’.
The notional amounts of interest rate derivatives designated in hedge accounting relationships represent the extent of the risk exposure managed by the Group that is expected to be directly affected by market-wide Ibor reform and in scope of the IASB Ibor reform Phase 1 and Phase 2 amendments. The cross-currency swaps designated in hedge accounting relationships and affected by Ibor reform are not significant and have not been presented below:

Hedging instrument impacted by Ibor reform
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount[1]
	€	£	$	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	9,615	311	25,511	7,024	42,461	55,418	97,879
Cash flow hedges	8,662	829	4,201	5,630	19,322	12,168	31,490
At 30 Jun 2021	18,277	1,140	29,712	12,654	61,783	67,586	129,369

Fair value hedges	17,792	3,706	32,789	10,128	64,415	57,158	121,573
Cash flow hedges	8,344	2,522	8,705	6,797	26,368	9,495	35,863
At 31 Dec 2020	26,136	6,228	41,494	16,925	90,783	66,653	157,436
1    The notional contract amounts of interest rate derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2    The notional contract amounts of euro interest rate derivatives impacted by Ibor reform mainly comprise hedges with a Euribor benchmark, which are ‘Fair value hedges’ of $8,793m (31 December 2020: $6,000m) and ‘Cash flow hedges’ of $8,662m (31 December 2020: $8,344m).